Intangible assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible assets
Beginning of the year	¥ 570,436	¥ 687,194
Additions	31,488	45,877
Write-off	(5,851)	(10,208)	¥ (5,646)
Amortization	(126,433)	(162,121)	(302,774)
Exchange differences	1,731	9,694
End of the year	471,371	570,436	687,194
Cost
Intangible assets
Beginning of the year	2,228,669
End of the year	2,254,306	2,228,669
Accumulated depreciation
Intangible assets
Beginning of the year	(1,663,624)
End of the year	(1,790,057)	(1,663,624)
Exchange difference
Intangible assets
Beginning of the year	5,391
End of the year	7,122	5,391
Application and platform | Contributed by Ping An Group | Cost
Intangible assets
Beginning of the year	690,910
End of the year	690,910	690,910
Application and platform | Contributed by Ping An Group | Accumulated depreciation
Intangible assets
Beginning of the year	(690,910)
End of the year	(690,910)	(690,910)
Application and platform, Developed internally
Intangible assets
Beginning of the year	176,206	226,943
Write-off	(1,400)	(6,371)
Transfer	30,764	58,528
Amortization	(77,975)	(110,801)
Exchange differences	1,265	7,907
End of the year	128,860	176,206	226,943
Application and platform, Developed internally | Cost
Intangible assets
Beginning of the year	773,332
End of the year	802,696	773,332
Application and platform, Developed internally | Accumulated depreciation
Intangible assets
Beginning of the year	(602,065)
End of the year	(680,040)	(602,065)
Application and platform, Developed internally | Exchange difference
Intangible assets
Beginning of the year	4,939
End of the year	6,204	4,939
Application and platform, Acquired
Intangible assets
Beginning of the year		2,231
Amortization		(2,231)
End of the year			2,231
Application and platform, Acquired | Cost
Intangible assets
Beginning of the year	61,078
End of the year	61,078	61,078
Application and platform, Acquired | Accumulated depreciation
Intangible assets
Beginning of the year	(61,078)
End of the year	(61,078)	(61,078)
Purchased software
Intangible assets
Beginning of the year	12,821	27,041
Additions	9,779	927
Amortization	(15,509)	(15,729)
Exchange differences	138	582
End of the year	7,229	12,821	27,041
Purchased software | Cost
Intangible assets
Beginning of the year	149,734
End of the year	159,513	149,734
Purchased software | Accumulated depreciation
Intangible assets
Beginning of the year	(136,885)
End of the year	(152,394)	(136,885)
Purchased software | Exchange difference
Intangible assets
Beginning of the year	(28)
End of the year	110	(28)
Development cost in progress
Intangible assets
Beginning of the year	29,179	45,389
Additions	21,709	44,950
Write-off	(4,451)	(3,837)
Transfer	(30,764)	(58,528)
Exchange differences	328	1,205
End of the year	16,001	29,179	45,389
Development cost in progress | Cost
Intangible assets
Beginning of the year	28,699
End of the year	15,193	28,699
Development cost in progress | Exchange difference
Intangible assets
Beginning of the year	480
End of the year	808	480
Goodwill
Intangible assets
Beginning of the year	289,161	289,161
End of the year	289,161	289,161	289,161
Goodwill | Cost
Intangible assets
Beginning of the year	289,161
End of the year	289,161	289,161
Business licenses
Intangible assets
Beginning of the year	61,026	92,341
Amortization	(30,906)	(31,315)
End of the year	30,120	61,026	92,341
Business licenses | Cost
Intangible assets
Beginning of the year	155,492
End of the year	155,492	155,492
Business licenses | Accumulated depreciation
Intangible assets
Beginning of the year	(94,466)
End of the year	(125,372)	(94,466)
Others
Intangible assets
Beginning of the year	2,043	4,088
Amortization	(2,043)	(2,045)
End of the year		2,043	¥ 4,088
Others | Cost
Intangible assets
Beginning of the year	80,263
End of the year	80,263	80,263
Others | Accumulated depreciation
Intangible assets
Beginning of the year	(78,220)
End of the year	¥ (80,263)	¥ (78,220)